Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Commitments and Contingencies
Commitments and Contingencies

18 – Commitments and Contingencies

PURCHASE OBLIGATIONS

Genmab A/S has entered into a number of agreements related to research and development activities that contain various obligations. These contractual obligations amounted to approximately DKK 2,867 million as of December 31, 2024 (2023: approximately DKK 3,145 million).

Genmab A/S also has certain contingent commitments under our license and collaboration agreements that may become due in the future. As of December 31, 2024, these contingent commitments amounted to approximately DKK 12,304 million (USD 1,723 million) in potential future development, regulatory and commercial milestone payments to third parties under license and collaboration agreements for our preclinical and clinical stage development programs as compared to approximately DKK 9,991 million (USD 1,481 million) as of December 31, 2023. These milestone payments generally become due and payable only upon the achievement of certain development, clinical, regulatory or commercial milestones. The events triggering such payments or obligations have not yet occurred.

In addition to the above obligations, Genmab A/S enters into a variety of agreements and financial commitments in the normal course of business. The terms generally allow us the option to cancel, reschedule and adjust our requirements based on our business needs prior to the delivery of goods or performance of services. It is not possible to predict the maximum potential amount of future payments under these agreements due to the conditional nature of our obligations and the unique facts and circumstances involved in each particular agreement.

Financial Guarantees

As of December 31, 2024 and December 31, 2023, Genmab A/S has financial bank guarantees of DKK 16 million issued as security for lease obligations under certain lease agreements. The likelihood of a claim under the guarantees has been assessed to be remote due to Genmab A/S’s strong financial position and history of fulfilling lease payments. Accordingly, no provision has been recognized related to this matter.

Refer to Note 5.3 in the consolidated financial statements for additional information regarding commitments of the Group and Note 5.7 in the consolidated financial statements for additional information regarding contingencies of the Group.